DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)
Description of Business
Number of home transactions completed	80,000				80,000
Number of currently operated markets	21				21
Number of days of guarantee on home sales	90 days	90 days
Reclassification
Reclassification from other liabilities to derivative and warrant liabilities		$ 18,000,000
Reclassification from other current assets to Mortgage loans held for sale pledged under agreements to repurchase		2,100,000
Marketable Securities
Impairment of investments in marketable securities		$ 0	$ 0	$ 0